As filed with the Securities and Exchange Commission on October 19, 2018.

Registration Nos. 811-08946
333-60833

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 608 (Check appropriate box or boxes)	☒

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Value, Pacific Value for Prudential Securities and Pacific Value Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

Supplement dated October 19, 2018 to your Prospectus dated May 1, 2018,

for the Pacific Odyssey (offered before October 1, 2013), Pacific Innovations Select, Pacific Portfolios, Pacific One Select, Pacific Value, and Pacific Voyages variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Contract Prospectus dated May 1, 2018, as supplemented.

All changes discussed in this supplement are effective immediately unless otherwise noted below.

Effective November 1, 2018, all references in the Contract Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

       Current/Annual

       Charge Percentage

CoreIncome Advantage Plus (Single)………………………. 0.85%

CoreIncome Advantage Plus (Joint)………………………… 1.35%

CoreIncome Advantage …………….………………………. 0.55%

If you purchased one of the above referenced riders and your Rider Effective Date is before November 1, 2018, the new percentage will not apply unless a Reset occurs as disclosed in your Contract Prospectus. The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Contract Prospectus for complete information.

Reorganization of the Floating Rate Loan Portfolio and Transfer to the Floating Rate Income Portfolio

On September 26, 2018, the Board of Trustees of Pacific Select Fund approved a plan of reorganization for vote by affected Contract Owners. If the reorganization is approved, Floating Rate Loan Portfolio fund shares will be transferred to the Floating Rate Income Portfolio and the reorganization will take place on or about March 1, 2019 (the “Reorganization Date”). This is only a transaction involving the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio mentioned above and is not a reorganization of your Variable Annuity Contract.

Effective February 20, 2019, the Floating Rate Loan Portfolio will be closed to new allocations and only Contract Owners that have Contract Value in the Floating Rate Loan Portfolio as of the end of the Business Day on February 19, 2019, may continue to make Purchase Payments, transfers, or withdrawals involving the Floating Rate Loan Portfolio. If you have Contract Value in the Floating Rate Loan Portfolio and withdraw or transfer out 100% of the Contract Value, you will not be able to re-invest in the Floating Rate Loan Portfolio.

For thirty (30) calendar days before the Reorganization Date, if you have Contract Value allocated to the Subaccount investing in the Floating Rate Loan Portfolio, you may make a one-time transfer of all or a portion of such Contract Value to any other available Subaccount without the transfer counting towards the twenty-five (25) transfers permitted each calendar year. All other transfers are subject to limitations as described in your Contract Prospectus.

On the Reorganization Date, any Contract Value that remains allocated to the Subaccount investing in the Floating Rate Loan Portfolio after the close of business will be transferred to the Subaccount investing in the Floating Rate Income Portfolio. Such transfers will be based on the applicable Subaccount Unit values, and the relative net asset values of the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio, as of the close of business on the Reorganization Date. You will not incur any tax liability because of the reorganization and your Contract Value immediately before the reorganization will be equal to your Contract Value immediately after the reorganization. The reorganization transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Reorganization Date, the Floating Rate Loan Portfolio Subaccount will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Floating Rate Loan Portfolio Subaccount will be deemed an instruction for the Floating Rate Income Portfolio Subaccount. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals, and transfer instructions (including instructions under any systematic transfer option). During the thirty (30) calendar day period after the Reorganization Date, you may make a one-time transfer out of the Floating Rate Income Portfolio Subaccount without the transfer counting towards the transfer limitations described in your Contract Prospectus. All other transfers are subject to limitations as described in your Contract Prospectus.

Please work with your financial advisor to determine if your existing allocation instructions should be changed before or after the Reorganization Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448, or by using any other means described in the Contract Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Contract Prospectus for details.

Any references to the Floating Rate Loan Portfolio are deleted from the Contract Prospectus after the Reorganization Date.

Custom Model Program Change – New Investment Option

Effective close of business March 1, 2019, the Floating Rate Income Portfolio will be added as an available Investment Option within Category A – Fixed Income Investment Options.

Pacific Select Fund Portfolio Manager/Subadviser Changes

The Manager/Subadviser for the Currency Strategies Portfolio will change from two subadvisers to one subadviser. UBS Asset Management (Americas) will now be the sole subadviser.

The Manager/Subadviser name for the Diversified Bond Portfolio is changed from Western Asset Management Company to Western Asset Management Company, LLC.

For more information on the subadviser changes, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Form No. VA2SUP1018

Supplement dated October 19, 2018 to your Prospectus dated May 1, 2018,

for the Pacific Journey Select (offered before October 1, 2013) and Pacific Value Select (offered before October 1, 2013)

variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Contract Prospectus dated May 1, 2018, as supplemented.

All changes discussed in this supplement are effective immediately unless otherwise noted below.

Effective November 1, 2018, all references in the Contract Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

       Current/Annual

       Charge Percentage

CoreIncome Advantage Plus (Single)………………………. 0.85%

CoreIncome Advantage Plus (Joint)………………………… 1.35%

If you purchased one of the above referenced riders and your Rider Effective Date is before November 1, 2018, the new percentage will not apply unless a Reset occurs as disclosed in your Contract Prospectus. The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Contract Prospectus for complete information.

Reorganization of the Floating Rate Loan Portfolio and Transfer to the Floating Rate Income Portfolio

On September 26, 2018, the Board of Trustees of Pacific Select Fund approved a plan of reorganization for vote by affected Contract Owners. If the reorganization is approved, Floating Rate Loan Portfolio fund shares will be transferred to the Floating Rate Income Portfolio and the reorganization will take place on or about March 1, 2019 (the “Reorganization Date”). This is only a transaction involving the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio mentioned above and is not a reorganization of your Variable Annuity Contract.

Effective February 20, 2019, the Floating Rate Loan Portfolio will be closed to new allocations and only Contract Owners that have Contract Value in the Floating Rate Loan Portfolio as of the end of the Business Day on February 19, 2019, may continue to make Purchase Payments, transfers, or withdrawals involving the Floating Rate Loan Portfolio. If you have Contract Value in the Floating Rate Loan Portfolio and withdraw or transfer out 100% of the Contract Value, you will not be able to re-invest in the Floating Rate Loan Portfolio.

For thirty (30) calendar days before the Reorganization Date, if you have Contract Value allocated to the Subaccount investing in the Floating Rate Loan Portfolio, you may make a one-time transfer of all or a portion of such Contract Value to any other available Subaccount without the transfer counting towards the twenty-five (25) transfers permitted each calendar year. All other transfers are subject to limitations as described in your Contract Prospectus.

On the Reorganization Date, any Contract Value that remains allocated to the Subaccount investing in the Floating Rate Loan Portfolio after the close of business will be transferred to the Subaccount investing in the Floating Rate Income Portfolio. Such transfers will be based on the applicable Subaccount Unit values, and the relative net asset values of the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio, as of the close of business on the Reorganization Date. You will not incur any tax liability because of the reorganization and your Contract Value immediately before the reorganization will be equal to your Contract Value immediately after the reorganization. The reorganization transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Reorganization Date, the Floating Rate Loan Portfolio Subaccount will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Floating Rate Loan Portfolio Subaccount will be deemed an instruction for the Floating Rate Income Portfolio Subaccount. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals, and transfer instructions (including instructions under any systematic transfer option). During the thirty (30) calendar day period after the Reorganization Date, you may make a one-time transfer out of the Floating Rate Income Portfolio Subaccount without the transfer counting towards the transfer limitations described in your Contract Prospectus. All other transfers are subject to limitations as described in your Contract Prospectus.

Please work with your financial advisor to determine if your existing allocation instructions should be changed before or after the Reorganization Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448, or by using any other means described in the Contract Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Contract Prospectus for details.

Any references to the Floating Rate Loan Portfolio are deleted from the Contract Prospectus after the Reorganization Date.

Custom Model Program Change – New Investment Option

Effective close of business on March 1, 2019, the Floating Rate Income Portfolio will be added as an available Investment Option within Category A – Fixed Income Investment Options.

Pacific Select Fund Portfolio Manager/Subadviser Changes

The Manager/Subadviser for the Currency Strategies Portfolio will change from two subadvisers to one subadviser. UBS Asset Management (Americas) will now be the sole subadviser.

The Manager/Subadviser name for the Diversified Bond Portfolio is changed from Western Asset Management Company to Western Asset Management Company, LLC.

For more information on the subadviser changes, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Form No. PJSVSSUP1018

Prospectus

(Included in Registrant’s Form N-4, File No. 333-60833 Accession No. 0001104659-18-024452 filed on April 17, 2018, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-60833 Accession No. 0001104659-18-024452 filed on April 17, 2018, and incorporated by reference herein.)

Part II

PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Part A: None

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2017 and for each of the periods presented which are incorporated by reference from the 2017 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2) Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b) Exhibits

1.	(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

2.	Not applicable

3.	(a) Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-60833,

		Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein.

	(b)

Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

	(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

4.	(a)	(1)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. PV9808); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6,1998 and incorporated by reference herein.

		(2)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1100); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-03-015148, filed on June 30, 2003 and incorporated by reference herein.

		(3)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10- 1108); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000263, filed on March 2,2004 and incorporated by reference herein.

		(4)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1221); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24,2011, and incorporated by reference herein.

	(b)

Qualified Pension Plan Rider (Form No. R90-Pen-V); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

	(c)	(1)	403(b) Tax-Sheltered Annuity Rider; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

		(2)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

		(3)

403(b) Tax-Sheltered Annuity Rider (Form No. ICC12:20-1270); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(d)	(1)	Section 457 Plan Rider (Form No. R95-457); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

		(2)

Section 457 Plan Rider (Form No. ICC12:20-1271); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(e)	(1)	Individual Retirement Annuity Rider (Form No. 20-18900); Included in Registrant’s Form N-4,

		File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

	(2)

Individual Retirement Annuity Rider (Form No. ICC12:20-1266); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

(f)	(1)

Roth Individual Retirement Annuity Rider (Form No. 20-19000); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

	(2)

Roth Individual Retirement Annuity Rider (Form No. ICC12:20-1267); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

(g)	(1)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

	(2)

SIMPLE Individual Retirement Annuity Rider (Form No. ICC12:20-1268); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

(h)	(1)	Qualified Retirement Plan Rider; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

	(2)

Qualified Retirement Plan Rider (Form No. ICC12:20-1269); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

(i)

Stepped-Up Death Benefit Rider No. (Form No. R9808.SDB); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

(j)	(1)

Premier Death Benefit Rider (Form No. R9808.PDB); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

	(2)	Premier Death Benefit Rider (Form No. 20-18000); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

(k)

Guaranteed Income Advantage (GIA) Rider (Form No. 23-111499); Included in Registrant’s Form 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

(l)

Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-000458, filed on March 2, 2001, and incorporated by reference herein.

(m)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200); Included in Registrant’s Form

	N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

(n)

Guaranteed Protection Advantage (GPA) 5 Rider (Form No. 20-19500); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

(o)	(1)	Income Access Rider (Form No. 20-19808); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

	(2)	Income Access Rider (Form No. 20-1104); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-04-031218, filed on February 27, 2004 and incorporated by reference herein.

	(3)	Income Access Endorsement (Form No. 15-1122); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-05-000441 filed on June 15, 2005 and incorporated by reference herein.

	(4)

Excess Withdrawal Endorsement (Form No. 15-1152C); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(p)	(1)

DCA Plus Fixed Option Rider (Form No. 20-1103); Included in Registrant’s Form N-4, File No. 333- 60833, Accession No. 0001193125-03-043305, filed on August 28, 2003 and incorporated by reference herein.

	(2)

DCA Plus Fixed Option Rider (Form No. ICC 11:20-1219); Included in Registrant’s Form N-4, File No. 333-175279, Accession No. 0000950123-11-063391 filed on July 1, 2011, and incorporated by reference herein.

(q)

Guaranteed Income Advantage II Rider (Form No. 20-1109); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-04-031218, filed on February 27, 2004 and incorporated by reference herein.

(r)

Guaranteed Income Advantage 5 Rider (Form No. 20-1102); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-04-031218, filed on February 27, 2004 and incorporated by reference herein.

(s)

Guaranteed Income Annuity (GIA) Rider (Form No. 20-1118); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000883, filed on October 15, 2004 and incorporated by reference herein.

(t)	(1)

Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000883, filed on October 15, 2004 and incorporated by reference herein.

	(2)

Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-05-000441 filed on June 15, 2005 and incorporated by reference herein.

	(3)	Excess Withdrawal Endorsement (Form No. 15-1152E); Included in Registrant’s Form N-4,

		File No. 333-60833, Accession No. 0000892569-08-001268, filed on September 11, 2008, and incorporated by reference herein.

(u)	(1)

Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-05-000571 filed on August 2, 2005 and incorporated by reference herein.

	(2)

Excess Withdrawal Endorsement (Form No. 15-1152A); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001268, filed on September 11, 2008, and incorporated by reference herein.

(v)	(1)

5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-001252 filed on October 19, 2006 and incorporated by reference herein.

	(2)

Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(w)	(1)

Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-07-000447, filed on April 17, 2007, and incorporated by reference herein.

	(2)

Excess Withdrawal Endorsement (Form No. 15-1152B); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(x)

Guaranteed Protection Advantage 3 Rider (Form No. 20-1145); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

(y)	(1)

Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

	(2)

Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(z)

Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(aa)

Guaranteed Withdrawal Benefit Rider (Form No. 20-1154); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(bb)

Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(cc)	Core Withdrawal Benefit Rider (Form No. 20-1162); Included in Registrant’s Form N-4, File No. 333-

136597, Accession No. 0000892569-09-000061, filed on February 9, 2009, and incorporated by reference herein.

(dd)

Guaranteed Withdrawal Benefit IV Rider (Form No. 20-1176); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-09-050719, filed on October 16, 2009, and incorporated by reference herein.

(ee)

Core Withdrawal Benefit II Rider (Form No. 20-1178); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(ff)

Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. ICC 10:20-1194); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-115915 filed on December 23, 2010, and incorporated by reference herein.

(gg)

Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. ICC 10:20-1195); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-115915 filed on December 23, 2010, and incorporated by reference herein.

(hh)

Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. ICC 11:20-1204); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

(ii)

Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. ICC 11:20-1205); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

(jj)

Guaranteed Withdrawal Benefit XII Rider —Single Life (Form No. ICC 12:20-1256); included in Registration Statement on Form N-4, File No. 333-185327, Accession No. 0000950123-12-013640 filed on December 7, 2012 and incorporated by reference herein.

(kk)

Guaranteed Withdrawal Benefit XII Rider —Joint Life (Form No. ICC 12:20-1257); included in Registration Statement on Form N-4, File No. 333-185327, Accession No. 0000950123-12-013640 filed on December 7, 2012 and incorporated by reference herein.

(ll)

Guaranteed Withdrawal Benefit X Rider —Single Life (Form No. ICC 12:20-1258); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-002338 filed on April 18, 2013, and incorporated by reference herein.

(mm)

Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. ICC 12:20-1259); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-002338 filed on April 18, 2013, and incorporated by reference herein.

(nn)

Guaranteed Withdrawal Benefit XIII Rider (Form No. ICC 12:20-1263); included in Registration Statement on Form N-4, File No. 333-185327, Accession No. 0000950123-12-013640 filed on December 7, 2012 and incorporated by reference herein.

(oo)

Guaranteed Minimum Accumulation Benefit Rider (Form No. ICC 12:20-1254); included in Registration Statement on Form N-4, File No. 333-185327, Accession No. 0000950123-12-013640 filed on December 7, 2012 and incorporated by reference herein.

(pp)	Guaranteed Withdrawal Benefit XV Rider — Single Life (Form No. ICC12:20-1501); Included in

		Registration Statement on Form N-4, File No. 333-60833, Accession No. 0001193125-16-460269 filed on February 12, 2016 and incorporated by reference herein.

	(qq)

Guaranteed Withdrawal Benefit XV Rider — Joint Life (Form No. ICC12:20-1502); Included in Registration Statement on Form N-4, File No. 333-60833, Accession No. 0001193125-16-460269 filed on February 12, 2016 and incorporated by reference herein.

5.	(a)	(1)

Variable Annuity Application for Pacific Value (Form No. 25-12510); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-00-002449, filed on December 7, 2000, and incorporated by reference herein.

		(2)

Variable Annuity Application for Pacific Value for Prudential Securities; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-500473, filed on June 15, 2001, and incorporated by reference herein.

		(3)

Variable Annuity Application for Pacific Value (Form No. 25-1100); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-03-015148, filed on June 30, 2003 and incorporated by reference herein.

		(4)

Variable Annuity Application for Pacific Value for Prudential Securities (Form No. 25-1100); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-03-015148, filed on June 30, 2003 and incorporated by reference herein.

		(5)

Variable Annuity Application for Pacific Value (Form No. 25-1108); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000263, filed on March 2, 2004 and incorporated by reference herein.

		(6)

Variable Annuity Application for Pacific Value (Form No. 25-1108-2); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

		(7)

Variable Annuity Application for Pacific Value Select (Form No. 25-1198); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein.

	(b)	Variable Annuity PAC APP; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

	(c)	Application/Confirmation Form; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

	(d)

Guaranteed Earnings Enhancement (EEG) Rider Request Application; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-000458, filed on March 2, 2001, and incorporated by reference herein.

	(e)

Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55- 16600); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

	(f)

Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

(g)

Income Access Rider Request Form (Form No. 2315-3A); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

(h)

Portfolio Optimization Rider Request Form (Form No. 2311-5A); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000883, filed on October 15, 2004 and incorporated by reference herein.

(i)

Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-05-000268 filed on April 21, 2005 and incorporated by reference herein.

(j)

Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-6B); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

6.	(a)	Pacific Life’s Articles of Incorporation; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

	(b)	By-laws of Pacific Life; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

(c)

Pacific Life’s Restated Articles of Incorporation; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

(d)

By-laws of Pacific Life As Amended September 1, 2005; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

7.	(a)	Form of Reinsurance Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-000623, filed on April 22, 2008, and incorporated by reference herein.

	(b)	Reinsurance Agreement with Union Hamilton; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-346500 filed on October 19, 2015 and incorporated by reference herein.

8.	(a)	Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-500166, filed on May 1, 2001, and incorporated by reference herein.

(b)

Form of The Prudential Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-500473, filed on June 15, 2001, and incorporated by reference herein.

(c)

Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

(d)

Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registrant’s Form N-4, File No. 333-93059, Accession No.

0000892569-05-000253, filed on April 19, 2005 and incorporated by reference herein.

(e)

Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(f)

Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(4)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

	(5)	Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(g)

Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(2)	Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

	(3)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

	(4)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(5)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(h)

Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(i)

Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(j)

Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5)

Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(k)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

(l)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(1)

First Amendment to Distribution Services Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(m)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(n)

Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(o)

Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(p)

Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(q)

Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(r)

Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(s)	Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(1)

First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(t)

Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

(u)

Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333- 60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(1)	First Amendment to Selling Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(v)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(1)	First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-18-024452 filed on April 17, 2018, and incorporated by reference herein.

(w)

Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement.; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(x)	(1)

Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

(2)

Form of MFS Variable Insurance Trust Administrative Services Agreement.; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(3)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(y)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

(z)

Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

	(1)	Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

(aa)

Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-346500 filed on October 19, 2015 and incorporated by reference herein.

(bb)

Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; ; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-346500 filed on October 19, 2015 and incorporated by reference herein.

(cc)

Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

	(2)	Second Amendment to Support Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-346500 filed on October 19, 2015 and incorporated by reference herein.

(dd)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(ee)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(ff)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(gg)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1)

First Amendment to Distribution and Shareholder Service Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(hh)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(ii)

Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(jj)

Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(kk)

Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(ll)

Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(mm)

Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(nn)

Service Agreement with Van Eck Securities Corporation; Included in Registrant’s Form N-6, File No. 333-118913, Accession No. 0000892569-05-000054 filed on February 10, 2005, and incorporated by reference herein.

	(1)	First Amendment to Service Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(oo)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

	(1)	First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form

N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

(2)

Second Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(3)

Third Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-346500 filed on October 19, 2015 and incorporated by reference herein.

(pp)	Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

(qq)

Participation Agreement with Ivy Funds Variable Insurance Portfolios; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(rr)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(ss)

Distribution Fee Agreement with JPMorgan Insurance Trust; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(tt)

Fund Participation Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

	(1)	First Amendment to Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(uu)

Supplemental Payment Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(1)

First Amendment to the Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

	(2)	Second Amendment to the Supplemental Payment Agreement; Included in Registrant’s Form

N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(3)

Third Amendment to Supplemental Payment Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-346500 filed on October 19, 2015 and incorporated by reference herein.

(vv)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(ww)

Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(xx)

Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(1)	First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

	(3)	Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein.

(yy)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein.

(zz)	Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration

Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255.

(aaa)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein.

(bbb)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(ccc)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-346500 filed on October 19, 2015 and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(ddd)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-346500 filed on October 19, 2015 and incorporated by reference herein.

(eee)

Amendment to Prudential Investment Management Services Agreement; Included in Registration Statement on Form N-4, File No. 333-60833, Accession No. 0001193125-16-460269 filed on February 12, 2016 and incorporated by reference herein.

(fff)

Distribution Sub-Agreement with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(ggg)

Administrative Services Agreement with Invesco Advisors, Inc.; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(hhh)

Financial Support Agreement with Invesco Distributors, Inc.; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

(iii)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

9.

Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

10.

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-18-024452 filed on April 17, 2018, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman, President and Chief Executive Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Dewey P. Bushaw	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Jane M. Guon	Vice President and Secretary

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P. #	Delaware	100
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
Vintage Park Apartments GP, LLC	Delaware	90
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
GW Member LLC	Delaware	100

GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
PL Teravista Member, LLC	Delaware	100
401 Teravista Apartment Investors, LLC	Delaware	90
700 Main Street LLC	Delaware	100
PL Brier Creek Member, LLC	Delaware	100
Brier Creek Investors JV LLC	Delaware	90
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Savannah Member, LLC	Delaware	100
Savannah at Park Place Apartments LLC	Delaware	90
PL Redland Member, LLC	Delaware	100
Redland Road Apartment Investors, LLC	Delaware	100
PL Spectrum Member, LLC	Delaware	100
9242 West Russell Road Apartment Investors, LLC	Delaware	90
PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100
Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100
Village at Beardslee Investor, LLC#	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC#	Delaware	81
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Alara Member, LLC	Delaware	100
Greenwood Village Apartment Investors, LLC	Delaware	90
PL Kierland Member, LLC	Delaware	100
T&L Apartment Investor, LLC	Delaware	90
PL Wardman Member, LLC	Delaware	100
Wardman Hotel Owner, L.L.C.	Delaware	66.6668
PL Peoria Member, LLC	Delaware	100
205 Peoria Street Owner, LLC	Delaware	90
PL Elk Meadows Member, LLC #	Delaware	100
PL Stonebriar Member, LLC #	Delaware	100
PL Deer Run Member, LLC #	Delaware	100
PL Tessera Member, LLC #	Delaware	100
PL Elevation Owner, LLC	Delaware	100
PL Vantage Member, LLC #	Delaware	100
PL Fairfax Gateway Member, LLC #	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Cadence Capital Management LLC	Delaware	100
Cadence Global Equity GP LLC#	Delaware	100
Pacific Asset Management LLC	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100

Pacific Private Equity I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100
Pacific Private Credit IV GP LLC	Delaware	100
Pacific Private Equity Opportunities IV GP LLC	Delaware	100
Pacific Co-Invest Opportunities I GP LLC	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
PAM CLO Opportunities GP LLC #	Delaware	100
PAM Trade Receivable GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Swell Investing Holding LLC	Delaware	100
Swell Investing LLC	Delaware	100
Pacific Life Aviation Holdings LLC	Delaware	100
Aviation Capital Group Holdings, Inc. (Pacific Life Aviation Holdings LLC holds 99.9999% ownership interest of this entity.)	Delaware	99.9999
Aviation Capital Group LLC (Pacific Life Aviation Holdings LLC holds 79% ownership interest of this entity.)	Delaware	79
Aviation Capital Group LLC (Aviation Capital Group Holdings, Inc. is the Managing Member of this entity and holds 1% ownership interest as such.)	Delaware	1
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Aircraft Leasing Ireland Limited	Ireland	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5038 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 6584 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 6342 LLC	Delaware	100
ACG Acquisition 6734 LLC	Delaware	100
ACG Acquisition 38038 LLC	Delaware	100
ACG Acquisition 39388 LLC	Delaware	100
ACG Acquisition 39389 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 30744 LLC (Aviation Capital Group LLC is the beneficiary of the owner Trust and is the indirect owner of this entity.)	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100

ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition 6457 LLC	Delaware	100
ACG Acquisition 6498 LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	100
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG France 6280 S.A.S.	France	100
ACG France 7392 S.A.S.	France	100
ACG France 7421 S.A.S.	France	100
ACG France 8082 S.A.S.	France	100
ACG France 8354 S.A.S.	France	100
ACG France 35722 S.A.S.	France	100
ACG France 35723 S.A.S.	France	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
Bauhinia Aviation Management Limited	Cayman Islands	50
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100

Pacific Life Re Services Limited	England	100
Pacific Life Re Limited	England	100
UnderwriteMe Limited	England	100
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Annuity Reinsurance Company	Arizona	100

___________________________________

# = Abbreviated structure

Item 27. Number of Contractholders

1) Pacific Value—Approximately	75,523	Qualified
	29,498	Non-Qualified

2) Pacific Value for Prudential Securities—Approximately	29	Qualified
	61	Non-Qualified

3) Pacific Value Select—Approximately	6,389	Qualified
	1,423	Non-Qualified

Item 28. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and

Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)- (d) of the Rule have been complied with.

(c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 67 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 19th day of October, 2018.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 67 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	October 19, 2018

James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	October 19, 2018

Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	October 19, 2018

Darryl D. Button*

		Director, Senior Vice President and General Counsel	October 19, 2018

Sharon A. Cheever*

		Vice President and Secretary	October 19, 2018

Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	October 19, 2018

Edward R. Byrd*

		Executive Vice President	October 19, 2018

Dewey P. Bushaw*

		Vice President and Treasurer	October 19, 2018

Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER		October 19, 2018

Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 65 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-60833, Accession No. 0001104659-17-024055 filed on April 18, 2017, as Exhibit 13).